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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/2011

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

(Unaudited)

SHARES		VALUE
	CONVERTIBLE SECURITIES AND WARRANTS — 7.8% of Net Assets
	Convertible Preferred and Warrants (Restricted)(a) (b) — 7.8%
	Biotechnologies/Biopharmaceuticals — 1.6%
2,831,651	EBI Life Sciences, Inc. Series A	$56,633
2,831,651	Euthymics Biosciences, Inc. Series A	2,548,486
358,852	MacroGenics, Inc. Series D	234,008
2,831,651	Neurovance, Inc. Series A	226,532
1,533,333	Verastem, Inc. Series C	3,449,999
		6,515,658
	Drug Discovery Technologies — 1.2%
2,380,953	Agilix Corporation Series B (c)	0
375,000	Ceres, Inc. Series C	2,437,500
32,193	Ceres, Inc. Series C-1	209,255
280,105	Ceres, Inc. Series D	1,820,682
40,846	Ceres, Inc. Series F	265,499
8,170	Ceres, Inc. warrants (expiration 9/05/15)	0
		4,732,936
	Healthcare Services — 1.3%
5,384,615	PHT Corporation Series D (c)	4,200,000
1,204,495	PHT Corporation Series E (c)	939,506
149,183	PHT Corporation Series F (c)	116,363
		5,255,869
	Medical Devices and Diagnostics — 3.7%
3,424,756	CardioKinetix, Inc. Series C (c)	890,437
6,155,027	CardioKinetix, Inc. Series D (c)	677,053
12,177,507	CardioKinetix, Inc. Series E (c)	1,217,751
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (c) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 6/03/20) (c) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 7/07/21) (c) (d)	0
3,669,024	Labcyte, Inc. Series C	1,920,000
3,109,861	Magellan Biosciences, Inc. Series A	2,394,593
142,210	Magellan Biosciences, Inc. warrants (expiration 4/01/19)	0
11,335	Magellan Biosciences, Inc. warrants (expiration 5/06/19)	0
1,547,988	OmniSonics Medical Technologies, Inc. Series A-1	1,548
1,263,099	OmniSonics Medical Technologies, Inc. Series B-1	1,263
13,823,805	Palyon Medical Corporation Series A (c)	2,211,809
65,217	TherOx, Inc. Series H	74,608
149,469	TherOx, Inc. Series I	170,992
4,720,000	Tibion Corporation Series B	2,360,000
3,750,143	Veniti, Inc. Series A (c)	3,244,999
		15,165,053
		31,669,516

The accompanying notes are an integral part of these financial statements.

PRINCIPAL AMOUNT		VALUE
	Convertible Notes(a) — 0.0%
	Drug Discovery Technologies — 0.0%
$165,554	Ceres, Inc., Cvt. Promissory Notes, 0.00% due 2/01/12 (Restricted)	$165,554
		165,554
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $41,379,214)	31,835,070

SHARES
	COMMON STOCKS AND WARRANTS — 83.8%
	Biotechnologies/Biopharmaceuticals — 34.2%
49,775	Acorda Therapeutics, Inc. (b)	1,186,636
205,585	Alexion Pharmaceuticals, Inc. (b)	14,699,327
446,468	Alkermes plc (b)	7,750,684
97,278	Allergan, Inc.	8,535,172
404,585	Amarin Corporation plc (b) (f)	3,030,342
62,608	Amgen, Inc.	4,020,060
5,910,745	Antisoma plc (b) (e)	169,939
277,656	ARIAD Pharmaceuticals, Inc. (b)	3,401,286
118,000	Athersys, Inc. warrants (Restricted, expiration 6/08/12) (a) (b)	0
84,900	Baxter International, Inc.	4,200,852
74,784	Biogen Idec, Inc. (b)	8,229,979
129,041	Celgene Corporation (b)	8,723,172
131,023	Cubist Pharmaceuticals, Inc. (b)	5,191,131
479,424	Dendreon Corporation (b)	3,643,622
298,392	Elan Corporation plc (b) (f)	4,099,906
404,565	Gilead Sciences, Inc. (b)	16,558,845
450,726	Human Genome Sciences, Inc. (b)	3,330,865
326,556	Inhibitex, Inc. (b)	3,572,523
123,234	Momenta Pharmaceuticals, Inc. (b)	2,143,039
701,250	Nektar Therapeutics (b)	3,923,494
611,113	Neurocrine Biosciences, Inc. (b)	5,194,460
115,189	Onyx Pharmaceuticals, Inc. (b)	5,062,557
763,600	Puma Biotechnology, Inc. (Restricted) (a) (b)	2,863,500
N/A	Puma Biotechnology, Inc. warrants (Restricted, expiration 10/04/21) (a) (b)	0
37,250	Regeneron Pharmaceuticals, Inc. (b)	2,064,768
153,894	United Therapeutics Corporation (b)	7,271,491
221,976	Vertex Pharmaceuticals, Inc. (b)	7,371,823
206,586	VIVUS, Inc. (b) (g)	2,014,214
		138,253,687
	Drug Delivery — 1.5%
9,200,000	A.P. Pharma, Inc. (b) (c)	2,116,000
4,600,000	A.P. Pharma, Inc. warrants (Restricted, expiration 7/01/16) (a) (b) (c)	496,800

The accompanying notes are an integral part of these financial statements.

SHARES		VALUE
	Drug Delivery — continued
920,400	IntelliPharmaCeutics International, Inc. (b) (c)	$2,521,896
460,200	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/13) (a) (b) (c)	280,722
460,200	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	543,036
		5,958,454
	Drug Discovery Technologies — 0.0%
70	Zyomyx, Inc. (Restricted) (a) (b)	18
	Generic Pharmaceuticals — 11.6%
885,001	Akorn, Inc. (b)	9,841,211
202,966	Impax Laboratories, Inc. (b)	4,093,824
400,288	Mylan, Inc. (b)	8,590,181
121,414	Perrigo Company	11,813,582
307,837	Teva Pharmaceutical Industries Ltd. (f)	12,424,301
		46,763,099
	Healthcare Services — 13.8%
256,141	Aetna, Inc.	10,806,589
222,222	Aveta, Inc. (Restricted) (a) (g)	1,888,887
100,550	Cerner Corporation (b)	6,158,687
55,850	Community Health Systems, Inc. (b)	974,583
106,006	CVS Caremark Corporation	4,322,925
163,927	Express Scripts, Inc. (b)	7,325,898
59,450	HCA Holdings, Inc. (b)	1,309,683
137,675	Health Management Associates, Inc. (b)	1,014,665
30,812	LifePoint Hospitals, Inc. (b)	1,144,666
56,862	McKesson Corporation	4,430,118
85,657	Medco Health Solutions, Inc. (b)	4,788,226
303,165	PAREXEL International Corporation (b)	6,287,642
107,672	UnitedHealth Group, Inc.	5,456,817
		55,909,386
	Medical Devices and Diagnostics — 8.7%
158,700	Bruker Corporation (b)	1,971,054
160,000	Ceracor Laboratories, Inc. (Restricted) (a) (b)	69,852
124,732	Gen-Probe, Inc. (b)	7,374,156
52,232	iCAD, Inc. (Locked-up until 12/31/11) (Restricted) (a)	28,283
208,926	iCAD, Inc. (Locked-up until 6/30/12) (Restricted) (a)	107,179
42,885	IDEXX Laboratories, Inc. (b)	3,300,429
830,292	Medwave, Inc. (b) (c)	1,079
93,008	OmniSonics Medical Technologies, Inc. (Restricted) (a) (b)	93
91,019	Palomar Medical Technologies, Inc. (b)	846,477
428,032	PerkinElmer, Inc.	8,560,640
89,600	Quest Diagnostics, Inc.	5,202,176
208	Songbird Hearing, Inc. (Restricted) (a) (b)	139
71,288	Thermo Fisher Scientific, Inc. (b)	3,205,821

The accompanying notes are an integral part of these financial statements.

SHARES		VALUE
	Medical Devices and Diagnostics — continued
89,000	Zimmer Holdings, Inc. (b)	$4,754,380
		35,421,758
	Pharmaceuticals — 14.0%
39,350	Jazz Pharmaceuticals, Inc. (b)	1,520,091
127,064	Medivation, Inc. (b)	5,858,921
286,700	Merck & Company, Inc.	10,808,590
201,055	Pharmasset, Inc. (b)	25,775,251
56,068	Sanofi, CVR (expiration 12/31/20) (b) (h)	67,282
77,587	Shire plc (f)	8,061,289
302,433	Warner Chilcott plc (b)	4,575,811
		56,667,235
	TOTAL COMMON STOCKS AND WARRANTS (Cost $306,351,472)	338,973,637

	EXCHANGE TRADED FUND — 1.7%
66,741	iShares Nasdaq Biotechnology Index Fund	6,964,424
	TOTAL EXCHANGE TRADED FUND (Cost $5,887,320)	6,964,424

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT — 3.3%
$13,521,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $13,521,015, 0.01%, dated 12/30/11, due 1/03/12 (collateralized by U.S. Treasury Note 1.00%, due 10/31/16, market value $13,791,550)	13,521,000
	TOTAL SHORT-TERM INVESTMENT (Cost $13,521,000)	13,521,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 96.6% (Cost $367,139,006)	391,294,131

INTEREST
	MILESTONE INTERESTS (Restricted)(a) (b) — 2.9%
	Biotechnologies/Biopharmaceuticals — 1.7%
1	Targegen Milestone Interest	6,738,744
	Medical Devices and Diagnostics — 1.2%
1	Interlace Medical Milestone Interest	3,947,117
1	Xoft Milestone Interest	914,545
		4,861,662
	TOTAL MILESTONE INTERESTS (Cost $10,571,254)	11,600,406

The accompanying notes are an integral part of these financial statements.

VALUE
TOTAL INVESTMENTS - 99.5% (Cost $377,710,260)	$402,894,537
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	1,887,617
NET ASSETS - 100%	$404,782,154

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $19,457,451).
(d)	Number of warrants to be determined at a future date.
(e)	Foreign security.
(f)	American Depository Receipt
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

H&Q HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

December 31, 2011

(continued)

(unaudited)

Other Information

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 to value the Fund’s net assets. For the period ended December 31, 2011, there were no transfers between Levels 1 and 2.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals			$6,515,658	$6,515,658
Drug Discovery Technologies			4,898,490	4,898,490
Healthcare Services			5,255,869	5,255,869
Medical Devices and Diagnostics			15,165,053	15,165,053
Common Stocks and Warrants
Biotechnologies /Biopharmaceuticals	$135,390,187		2,863,500	138,253,687
Drug Delivery	4,637,896		1,320,558	5,958,454
Drug Discovery Technologies	—		18	18
Generic Pharmaceuticals	46,763,099		—	46,763,099
Healthcare Services	54,020,499		1,888,887	55,909,386
Medical Devices and Diagnostics	35,216,212		205,546	35,421,758
Pharmaceuticals	56,667,235		—	56,667,235
Exchange Traded Fund	6,964,424		—	6,964,424
Short-Term Investment	—	$13,521,000	—	13,521,000
Milestone Interests
Biotechnologies /Biopharmaceuticals	—	—	6,738,744	6,738,744
Medical Devices and Diagnostics	—	—	4,861,662	4,861,662
Other Assets	—	—	2,404,950	2,404,950
Total	$339,659,552	$13,521,000	$52,118,935	$405,299,487

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value.

Level 3 Assets	Balance as of September 30, 2011	Realized gain/loss and change in unrealized appreciation (depreciation)	Cost of purchases	Proceeds from sales	Net transfers in (out of) Level 3	Balance as of December 31, 2011
Convertible Securities and Warrants
Biotechnologies/Biopharmaceuticals	$3,065,658		$3,734,099	$(284,099)	$—	$6,515,658
Drug Discovery Technologies	4,902,442	$14	—	(3,966)	—	4,898,490
Healthcare Services	5,255,869	—	—	—	—	5,255,869
Medical Devices and Diagnostics	25,318,191	(43,209)	3,829	(10,113,758)	—	15,165,053
Common Stocks and Warrants
Biotechnologies/Biopharmaceuticals	—	(3,329)	2,866,829	—	—	2,863,500
Drug Delivery	1,477,002	(156,444)	—	—	—	1,320,558
Drug Discovery Technologies	18	—	—	—	—	18
Healthcare Services	1,999,998	(111,111)	—	—	—	1,888,887
Medical Devices and Diagnostics	201,816	3,730	—	—	—	205,546
Milestone Interests
Biotechnologies/Biopharmaceuticals	6,659,002	79,742	—	—	—	6,738,744
Medical Devices and Diagnostics	4,927,637	(65,975)	—	—	—	4,861,662
Other Assets	1,076,814	—	1,607,727	(279,591)	—	2,404,950
Total	$54,884,447	$(296,582)	$8,212,484	$(10,681,414)	$—	$52,118,935

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2011						$(257,215)

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Investment Valuation

Shares of publicly traded investments listed on national securities exchanges or in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Trustees have established and approved valuation policies and procedures with respect to securities for which quoted prices may not be available. Shares of publicly traded investments for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or whose quoted price may otherwise not reflect fair value are valued in good faith by the Adviser using a fair valuation process described below. Restricted securities of companies that are publicly traded are valued typically based on the closing market quote on the valuation date adjusted for the impact of the restriction, as determined in good faith by the Adviser also using the fair valuation process described below. Non-traded warrants of publicly traded companies are typically valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are typically valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, other restricted securities, as well as shares of publicly traded companies for which market quotations are not available or which do not reflect fair value, are typically valued in good faith based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees. Each fair value determination is based on a consideration of relevant factors. Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where appropriate, multiple valuation methodologies are applied to confirm fair value. Due to the uncertainty inherent in the valuation process, despite the Adviser’s good faith effort, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations currently assigned.

Federal Income Tax Cost

At December 31, 2011, the cost of securities for Federal income tax purposes was $377,710,260. The net unrealized gain on securities held by the Fund was $25,184,277, including gross unrealized gain of $79,583,768 and gross unrealized loss of $54,399,491.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the period ended December 31, 2011were as follows:

Issuer	Value on September 30, 2011	Purchases	Sales	Income	Value on December 31, 2011

Agilix Corporation	$3,952	$—		$—
A.P. Pharma, Inc.	2,944,000	—		—	$2,612,800
CardioKinetix, Inc.	2,785,241	—		—	2,785,241
Concentric Medical, Inc.	10,153,138	—	$10,113,758	—	—
IntelliPharmaCeutics International, Inc.	4,008,342	—	—	—	3,345,654
Medwave, Inc.	2,491	—	—	—	1,079
Palyon Medical Corporation	2,211,809	—	—	—	2,211,809
PHT Corporation	5,255,869	—	—	—	5,255,869
Veniti, Inc.	3,244,999	—	—	—	3,244,999
	$30,609,841	$—	$10,113,758	$—	$19,457,451

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 12% of the Fund’s net assets at December 31, 2011.

At December 31, 2011, the Fund had commitments of $1,496,791 relating to additional investments in three private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2011. The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (#)	Date	Cost	per Unit		Value
Agilix Corporation
Series B Cvt. Pfd.	11/08/01	$2,347,727	$0.00		$0
A.P. Pharma, Inc.
Warrants (expiration 7/01/16)	06/30/11	1,236	0.11		496,800
Athersys, Inc.
Warrants (expiration 6/08/12)	6/07/07	0	0.00		0
Aveta, Inc.
Common	12/21/05	3,004,731	8.50		1,888,887
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	2,378,387	0.26		890,437
Series D Cvt. Pfd.	12/10/10	784,204	0.11		677,053
Series E Cvt. Pfd.	09/14/11	1,156,202	0.10		1,217,751
Warrants (expiration 12/11/19)	12/10/09, 2/11/10	177	0.00		0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10	177	0.00		0
Warrants (expiration 7/07/21)	07/07/11	69	0.00		0
Ceracor Laboratories, Inc.
Common	3/31/98	0	0.44		69,852
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,503,749	6.50		2,437,500
Series C-1 Cvt. Pfd.	3/31/01	111,595	6.50		209,255
Series D Cvt. Pfd.	3/14/01	1,669,048	6.50		1,820,682
Series F Cvt. Pfd.	9/05/07	268,247	6.50		265,499
Cvt. Promissory Notes	08/01/11	165,953	100.00		165,554
Warrants (expiration 9/05/15)	9/05/07	22	0.00		0
Euthymics Biosciences, Inc.
Series A Cvt. Pfd.	7/14/10 - 3/08/11	2,556,895	0.90		2,548,486
EBI Life Sciences, Inc.
Series A Cvt. Pfd.	12/29/11	56,820	0.02		56,633
iCAD, Inc.
Common (Locked-up until 12/31/11)	1/05/11	68,476	0.54		28,283
Common (Locked-up until 6/30/12)	1/05/11	259,486	0.51		107,179
IntelliPharmaCeutics International, Inc.
Warrants (expiration 2/01/13)	1/31/11	0	0.61		280,722
Warrants (expiration 2/01/16)	1/31/11	0	1.18		543,036
Interlace Medical
Milestone Interest	1/14/11	3,865,670	3,947,117		3,947,117
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05	1,924,893	0.52		1,920,000
MacroGenics, Inc.
Series D Cvt. Pfd.	9/04/08	1,318,294	0.65		234,008
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09	1,247,791	0.77		2,394,593
Warrants (expiration 4/01/19)	4/03/09	364	0.00		0
Warrants (expiration 5/06/19)	5/12/09	29	0.00		0
Neurovance, Inc.
Series A Cvt. Pfd.	12/29/11	227,280	0.08		226,532
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/01/03	1,801,555	0.00	†	1,548
Series B-1 Cvt. Pfd.	6/04/07, 11/15/07	961,365	0.00	†	1,263
Common	5/24/01, 7/02/07	2,409,096	0.00	†	93
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09	2,967,404	0.16		2,211,809
PHT Corporation
Series D Cvt. Pfd.	7/23/01	4,206,263	0.78		4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/19/04	941,783	0.78		939,506
Series F Cvt. Pfd.	7/21/08	122,594	0.78		116,363
Puma Biotechnology, Inc.
Common	10/04/11	2,866,829	3.75		2,863,500
Warrants (expiration 10/04/21)	10/04/11	0	0.00		0
Songbird Hearing, Inc.
Common	12/14/00	3,004,861	0.67		139
Targegen
Milestone Interest	7/20/10	5,863,346	6,738,744		6,738,744
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00, 8/21/07	3,002,748	1.14		74,608
Series I Cvt. Pfd.	7/08/05	579,958	1.14		170,992
Tibion Corporation
Series B Cvt. Pfd.	2/23/11	2,366,726	0.50		2,360,000
Veniti, Inc.
Series A Cvt. Pfd.	2/28/11	3,260,896	0.87		3,244,999
Verastem, Inc.
Series C Cvt. Pfd.	11/01/11	3,449,999	2.25		3,449,999
Xoft
Milestone Interest	1/5/2011	842,238	914,545		914,545
Zyomyx, Inc.
Common	2/19/99 - 1/12/04	3,902,233	0.25		18
		$67,467,416			$49,713,985

#  See Schedule of Investments and corresponding footnotes for more information on each issuer.

†  Carrying value per unit is greater than $0.00 but less than $0.01.

Item 2.  Controls and Procedures.

(a.)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/28/2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/28/2012